Taxation	12 Months Ended
Mar. 31, 2018
Income Taxes [Abstract]
Taxation
Taxation

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Major components of taxation expense
Normal taxation	(58,668)	(46,788)	(57,545)
– Current	(55,385)	(43,434)	(53,626)
– Over-provision prior years	325	589	175
– Foreign tax paid	(2,880)	(3,711)	(3,768)
– Withholding tax	(728)	(232)	(326)

Deferred taxation (note 18)	24,978	19,976	(49,375)
– Current year	25,658	20,748	(49,365)
– Under-provision prior years	(680)	(772)	(10)
	(33,690)	(26,812)	(106,920)

Taxation recognized in other comprehensive income

	Before tax R’000	Tax impact R’000	After tax R’000

2018
Exchange differences on translating foreign operations	(60,331)	(237)	(60,568)
	(60,331)	(237)	(60,568)

	Before tax R’000	Tax impact R’000	After tax R’000

2017
Exchange differences on translating foreign operations	(80,870)	(59)	(80,929)
	(80,870)	(59)	(80,929)

	Before tax R’000	Tax impact R’000	After tax R’000

2016
Exchange differences on translating foreign operations	90,665	(2,466)	88,199
	90,665	(2,466)	88,199

Tax rate reconciliation
The tax on the Group’s profit before taxation differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the entities as follows:

		March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000
Profit before taxation		214,883	148,253	289,411
Tax at the applicable tax rate of 28%		60,167	41,511	81,035
Tax effect of:		(26,477)	(14,699)	25,885
– Income not subject to tax		(552)	—	(398)
– Expenses not deductible for tax purposes(1)		6,460	7,409	6,869
– (Non-taxable)/non-deductible foreign exchange movements(2)	`	(28,184)	(15,884)	9,376
– Withholding tax		728	232	326
– Utilization of prior year assessed losses(3)		(6,452)	(1,461)	—
– Foreign tax paid(4)		2,880	3,711	3,768
– Tax rate differential		(2,546)	1,281	(6,551)
– Deferred tax not recognized on assessed losses		517	4,049	12,833
– Deferred tax asset previously not recognized		(1,122)	(5,342)	(531)
– Under/(over)-provision prior years		355	183	(165)
– Tax incentives in addition to incurred cost(5)		(3,258)	(10,387)	—
– Share-based payment expense previously not deductible		(1,049)	—	—
– Imputation of controlled foreign company income		2,365	1,453	358
– Transfer pricing imputation		3,381	57	—
		33,690	26,812	106,920

(1)	These non-deductible expenses consist primarily of items of a capital nature and costs attributable to exempt income.

(2)	The (non-taxable)/non-deductible foreign exchange movements arise as a result of the Group’s internal loan structures.

(3)
The utilization of assessed losses arises mainly in Europe, the Americas and Brazil where historical assessed losses are being utilized, as these entities are now generating taxable profits. During prior years, deferred tax assets have not been recorded for assessed losses in the Americas and Brazil.

(4)	The foreign tax paid relates primarily to withholding taxes on revenue earned in jurisdictions where the Group does not have a legal entity.

(5)	The tax incentives relate mainly to the section 11D allowance detailed below.

The Group’s weighted average tax rate is 15.7% (2017: 18.1%, 2016: 36.9%).

Section 11D allowances relating to tax assets recognized

MiX Telematics International Proprietary Limited (“MiX International”), a subsidiary of the Group, historically claimed a 150% allowance for research and development spend in terms of section 11D (“S11D”) of the South African Income Tax Act No. 58 of 1962 (“the Act”). As of October 1, 2012, the legislation relating to the allowance was amended. The amendment requires pre-approval of development project expenditure on a project specific basis by the South African Department of Science and Technology (“DST”) in order to claim a deduction of the additional 50% over and above the expenditure incurred (150% allowance). Since the amendments to S11D of the Act, MiX International had been claiming the 150% deduction resulting in a recognized tax benefit. MiX International has complied with the amended legislation by submitting all required documentation to the DST in a timely manner, commencing in October 2012.

In June 2014, correspondence was received from the DST indicating that the research and development expenditure on certain projects for which the 150% allowance was claimed in fiscal 2013 and fiscal 2014 did not, in the DST’s opinion, constitute qualifying expenditure in terms of the Act. MiX International, through due legal process, had formally requested a review of the DST’s decision not to approve this expenditure. While approvals were obtained for a portion of this project expenditure as a result of a further review performed by the DST in February 2017, we continue to seek approval for the remaining projects and as such the legal process is ongoing. In addition to the approvals that were subject to the legal process, further approvals have been obtained for certain project expenditure, relating to both current and prior financial years. However, at period end, an uncertain tax position remains in relation to S11D deductions in respect of which approvals remain pending.

Since the introduction of the DST pre-approval process, the Group has recognized in the income statement cumulative tax incentives in addition to the incurred cost of R20.5 million in respect of S11D deductions, of which R2.3 million was recognized in the current financial year. R17.7 million relates to deductions in respect of development project expenditure which has been approved by the DST. R2.8 million relates to an uncertain tax position in respect of projects where approvals have not yet been received from the DST. If the Group is unsuccessful in this regard, the Group will not recover the R2.8 million raised at March 31, 2018.

The taxation receivable includes amounts due of R17.7 million in respect of S11D tax incentives at March 31, 2018 (2017: R14.9 million).